Note 6 - Leases - Future Lease Payments (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
2022	$ 598,564
2023	594,392
2024	608,443
2025	623,654
2026	0
Thereafter	0
Total future lease payments	2,425,053
Less: imputed interest	(234,053)
Total operating lease liabilities	2,191,000
Current	500,284	$ 524,844
Non-current	$ 1,690,716	$ 3,594,531